Segment information - Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment information
Total revenues	$ 23,949	$ 33,455
Segment operating profit/(loss)	(2,157)	61
Depreciation and amortization	(812)	(621)
Finance income	200	92
Finance costs	(24)	(42)
Income tax expense	(59)	(4)
Share of losses from an equity investee	(20)	(24)
Unallocated items
Segment information
Segment operating profit/(loss)	(1,120)	(3,813)
Digital assets platform revenue
Segment information
Total revenues	12,255	27,801
Wealth management solutions
Segment information
Total revenues	9,569	21,462
Execution solutions
Segment information
Total revenues	1,596	4,684
Payment solutions
Segment information
Total revenues	1,090	1,655
Agentic revenue
Segment information
Total revenues	11,694	5,654
Digital Assets Services and Solutions | Operating segments
Segment information
Total revenues	15,780	27,801
Segment operating profit/(loss)	(658)	3,967
Depreciation and amortization	(154)	(229)
Finance income	85	60
Finance costs	(8)	(12)
Digital Assets Services and Solutions | Digital assets platform revenue | Operating segments
Segment information
Total revenues	12,255	27,801
Digital Assets Services and Solutions | Wealth management solutions | Operating segments
Segment information
Total revenues	9,569	21,462
Digital Assets Services and Solutions | Execution solutions | Operating segments
Segment information
Total revenues	1,596	4,684
Digital Assets Services and Solutions | Payment solutions | Operating segments
Segment information
Total revenues	1,090	1,655
Digital Assets Services and Solutions | Agentic revenue | Operating segments
Segment information
Total revenues	3,525
Marketing and Enterprise Solutions | Operating segments
Segment information
Total revenues	8,169	5,654
Segment operating profit/(loss)	(379)	(93)
Depreciation and amortization	(658)	(392)
Finance income	115	32
Finance costs	(16)	(30)
Income tax expense	(59)	(4)
Share of losses from an equity investee	(20)	(24)
Marketing and Enterprise Solutions | Agentic revenue | Operating segments
Segment information
Total revenues	$ 8,169	$ 5,654